The Prudential Insurance Company of America                                 Sun-Jin Moon
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company
  of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-2687 fax: (973) 802-9560

September 12, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Prudential Variable Contract Account GI-2 (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account GI-2 (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2011 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
                                         (Invesco Variable Insurance Funds)
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0000950123-11-079973
Date of Filing:08/25/11

2.	Filer/Entity:AllianceBernstein Variable Products Series Fund
Registration No.:811-05398
CIK No.:0000825316
Accession No.:0001193125-11-227623
Date of Filing: 08/19/11

3.       Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:000143779-11-006311
Date of Filing:08/23/11

4.       Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-11-239847
Date of Filing:09/02/11

5.       Filer/Entity:The Dreyfus Corporation
Registration No.:811-00523
CIK No.:0000030146
Accession No.:0000030146-11-000010
Date of Filing:08/30/11

6.       Filer/Entity:DWS Variable Series
Registration No.:811-05002
CIK No.:00000810573
Accession No.:0000088053-11-001155
Date of Filing:08/19/11

7.      Filer/Entity: Fidelity Variable Insurance Products Fund V
Registration No.:811-05361
CIK No.:0000823535
Accession No.:  0000035348-11-000010
Date of Filing:    08/22/11

8.       Filer/Entity:Franklin Templeton Variable Insurance Products Trust
Registration No.:811-05583
CIK No.:0000837274
Accession No.:0001193125-11-237960
Date of Filing:08/31/11

9.      Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-11-080695
Date of Filing:08/29/11

10.     Filer/Entity:JPMorgan Insurance Trust
Registration No.:811-07874
CIK No.:0000909221
Accession No.:0001193125-11-234122
Date of Filing:08/26/11

11.     Filer/Entity:Lazard Retirement Series
Registration No.:811-08071
CIK No.:0001033669
Accession No.:0000930413-11-005852
Date of Filing:09/01/11

12.     Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-08326
CIK No.:0000918571
Accession No.:0001193125-11-237391
Date of Filing:08/31/11

13.     Filer/Entity:Neuberger Berman Advisers Management Trust ("AMT")
Registration No.:811-04255
CIK No.:0000736913
Accession No.:0000894579-11-000269
Date of Filing:09/09/11

14.           Filer/Entity:PIMCO Variable Insurance Trust
Registration No.:811-08399
CIK No.:0001047304
Accession No.: 0001193125-11-237564
Date of Filing:08/31/11

15.           Filer/Entity:Royce Capital Fund
Registration No.:811-07537
CIK No.:0001006387
Accession No.:0000949377-11-000369
Date of Filing:08/24/11

16.     Filer/Entity:T. Rowe Price Equity Series
Registration No.:811-07143
CIK No.:0000918294
Accession No.: 0000918294-11-000026
                                            0000918294-11-000028
                                            0000918294-11-000033
                                            0000918294-11-000035
Date of Filing: 08/24/11, 08/25/11, and 08/26/11

17.           Filer/Entity:    T. Rowe Price International Series, Inc.
Registration No.:    811-07145
CIK No.:  0000918292
Accession No.:  0000918292-11-000013
Date of Filing:    08/24/11

18.           Filer/Entity:The Variable Insurance Products Fund II.
Registration No.:811-05511
CIK No.:0000831016
Accession No.:0000356494-11-000007
Date of Filing:08/22/11

19.     Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-11-239199
Date of Filing:09/01/11

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

__/s/_________________________
Sun-Jin Moon

VIA EDGAR